Goodwill (Additional Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill, Impairment Loss	$ 20,556	$ 10,330	$ 5,618
Continuing Operations [Member]
Goodwill, Impairment Loss	20,560	10,330	5,620
Discontinued Operations [Member] | Virtual reality technologies
Goodwill, Impairment Loss	$ 0	$ 6,010	$ 1,390